Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 15,527	$ (4,783)	$ 10,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	7,096	4,711	4,441
Fair value of warrants deducted from revenues	25,423	5,366	5,094
Share based compensation	15,133	10,036	6,614
Amortization of premium and accretion of discount on marketable securities, net	1,279	395	(112)
Realized loss (gain) on sale of marketable securities	(32)	(503)	(271)
Change in operating assets and liabilities:
Trade receivables, net	1,782	(9,529)	(18,617)
Inventory	(14,079)	(15,827)	(4,183)
Deposits and long-term assets	(110)	54	386
Other accounts receivables and prepaid expenses	(4,134)	(2,333)	(1,204)
Deferred taxes	(2,064)	2,177	(5)
Operating lease right-of-use assets and liabilities, net	211	1,265	327
Trade payables	12,865	6,864	6,032
Employees and payroll accruals	9,698	6,366	1,423
Deferred revenues and advances from customers	(21,668)	24,286	(921)
Other payables and accrued expenses	5,648	4,822	1,708
Accrued severance pay, net	309	143	26
Other long-term liabilities	760	(877)	(136)
Loss from sale and disposal of property, plant and equipment		139	23
Foreign currency translation gain (loss) on intercompany balances with foreign subsidiaries		(362)	212
Net cash provided by operating activities	53,644	32,410	11,004
Cash flows from investing activities:
Purchase of property, plant and equipment	(14,477)	(13,489)	(5,416)
Acquisition of intangible assets and capitalization of software development costs	(130)	(121)	(1,337)
Proceeds from sale of property, plant and equipment		4	3
Investing in equity securities	(351)
Cash paid in connection with acquisition, net of cash acquired	(14,991)	(15,535)	(4,715)
Proceeds from (Investment in) short-term bank deposits, net	215,636	(129,804)	(90,000)
Proceeds from sale marketable securities	1,000	58,532	34,497
Proceeds from maturity of marketable securities	13,526	21,706	3,000
Investment in marketable securities	(110,458)	(35,923)	(115,529)
Net cash provided by (used in) investing activities	89,755	(114,630)	(179,497)
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs	339,760	161,981	129,710
Exercise of employee stock options	4,850	5,660	5,901
Payments related to shares withheld for taxes	(2,235)	(596)	(177)
Payment of contingent consideration			(303)
Net cash provided by financing activities	342,375	167,045	135,131
Foreign currency translation adjustments on cash and cash equivalents		209	(27)
Increase (decrease) in cash and cash equivalents	485,774	85,034	(33,389)
Cash and cash equivalents at the beginning of the period	125,777	40,743	74,132
Cash and cash equivalents at the end of the period	611,551	125,777	40,743
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	435	1,028	353
Non-cash investing and financing activities:
Property, plant and equipment acquired by credit	2,461	1,904	920
Property and equipment transferred to be used as inventory		115
Inventory transferred to be used as property, plant and equipment	3,572	990
Lease liabilities arising from obtaining right-of-use assets	$ 5,688	$ 2,929	$ 9,640